FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021 Y	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares Y
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	2.42	1.26			0.36
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	5.10	5.28	5.28		5.49
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	10.4	18.8			22.7
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	11.50	11.50		11.50	11.50
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	10.06	9.96		9.96	10.22